Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
INCOME (LOSS)
Interest income	$ 457,330	$ 12,098
Gain on marketable equity securities (Note 5)	35,932	20,799
Foreign currency gain (loss)	(5,305)	10,479
Total Other Income	487,957	43,376
EXPENSES
Corporate general and administrative (Notes 2 and 9)	1,053,080	902,058
Siembra Minera Project and related costs (Note 7)		223,237
Exploration costs	10,434	8,189
Legal and accounting	293,970	398,606
Settlement Agreement enforcement (Note 2)	183,931	18,177
Equipment holding costs	40,608	38,496
Total Expense	1,582,023	1,588,763
Net loss and comprehensive loss for the period	$ (1,094,066)	$ (1,545,387)
Net loss per share, basic and diluted	$ (0.01)	$ (0.02)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,547,710